Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 56,723	$ 61,989	$ 72,397
Interest-bearing deposits with banks		66,020	71,086
Securities
Trading		183,300	190,151
Investment, net of applicable allowance		256,618	219,579
Assets purchased under reverse repurchase agreements and securities borrowed		350,803	340,191
Loans
Retail		626,978	569,951
Wholesale		360,439	287,826
Allowance for loan losses		(6,037)	(5,004)
Other
Customers' liability under acceptances		35	21,695
Derivatives		150,612	142,450
Premises and equipment		6,852	6,749
Goodwill		19,286	12,594	12,277
Other intangibles		7,798	5,903
Other assets		92,155	81,371
Total assets		2,171,582	2,006,531
Liabilities
Deposits		1,409,531	1,231,687
Other
Acceptances		35	21,745
Obligations related to securities sold short		35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned		305,321	335,238
Derivatives		163,763	142,629
Insurance contract liabilities		22,231	19,026	$ 18,226
Other liabilities		94,677	96,022
Subordinated debentures		13,546	11,386
Total liabilities		2,044,390	1,891,384
Under 1 year [member]
Assets
Cash and due from banks		55,003	59,793
Interest-bearing deposits with banks		66,020	71,086
Securities
Trading		170,460	180,929
Investment, net of applicable allowance		45,418	33,363
Assets purchased under reverse repurchase agreements and securities borrowed		350,622	336,437
Loans
Retail		174,761	120,247
Wholesale		89,492	76,249
Other
Customers' liability under acceptances		24	21,690
Derivatives		148,605	140,261
Premises and equipment		156	65
Other assets		69,263	61,346
Total assets		1,169,824	1,101,466
Liabilities
Deposits		1,144,860	991,484
Other
Acceptances		24	21,740
Obligations related to securities sold short		32,824	32,602
Obligations related to assets sold under repurchase agreements and securities loaned		304,855	334,959
Derivatives		158,622	131,352
Insurance contract liabilities		459	395
Other liabilities		70,475	69,187
Total liabilities		1,712,119	1,581,719
After 1 year [member]
Assets
Cash and due from banks		1,720	2,196
Securities
Trading		12,840	9,222
Investment, net of applicable allowance		211,200	186,216
Assets purchased under reverse repurchase agreements and securities borrowed		181	3,754
Loans
Retail		452,217	449,704
Wholesale		270,947	211,577
Other
Customers' liability under acceptances		11	5
Derivatives		2,007	2,189
Premises and equipment		6,696	6,684
Goodwill		19,286	12,594
Other intangibles		7,798	5,903
Other assets		22,892	20,025
Total assets		1,007,795	910,069
Liabilities
Deposits		264,671	240,203
Other
Acceptances		11	5
Obligations related to securities sold short		2,462	1,049
Obligations related to assets sold under repurchase agreements and securities loaned		466	279
Derivatives		5,141	11,277
Insurance contract liabilities		21,772	18,631
Other liabilities		24,202	26,835
Subordinated debentures		13,546	11,386
Total liabilities		$ 332,271	$ 309,665

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).